COMMITMENTS AND CONTINGENCIES (Details Narrative) ¥ in Millions			3 Months Ended		4 Months Ended		6 Months Ended
	Jul. 06, 2018 USD ($)	Jul. 06, 2018 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Apr. 30, 2022 USD ($)	Apr. 30, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Jul. 06, 2018 CNY (¥)	Jul. 01, 2018
Loss Contingencies [Line Items]
Increase (Decrease) in Construction Payables							$ 6,300,000
Future capital expenditure commitment current			$ 3,500,000
Subsequent Event [Member]
Loss Contingencies [Line Items]
Payments for Construction in Process			$ 2,900,000	¥ 18.2	$ 2,900,000	¥ 18.2
Maximum [Member]
Loss Contingencies [Line Items]
Ownership percentage														20.00%
Dogness Intelligence Technology Co Ltd [Member]
Loss Contingencies [Line Items]
Capital	$ 12,600,000												¥ 80.0
Ownership percentage	58.00%												58.00%
Dongguan Jiasheng Enterprise Co., Ltd. [Member]
Loss Contingencies [Line Items]
Capital	$ 7,300,000												¥ 46.4
Zhangzhou Meijia Metal Product Co., Ltd ('Meijia') [Member]
Loss Contingencies [Line Items]
Capital							9,400,000	¥ 60.0	$ 6,700,000	¥ 42.7
Zhangzhou Meijia Metal Product Co., Ltd ('Meijia') [Member] | December 30, 2025 [Member]
Loss Contingencies [Line Items]
Capital							$ 2,700,000	¥ 17.3
Dongguan Jiasheng Enterprise Co., Ltd. [Member]
Loss Contingencies [Line Items]
Capital									8,600,000	55.0
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Capital											$ 7,800,000	¥ 50.0
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Capital											$ 8,600,000	¥ 55.0
Dogness Network Technology Co Ltd [Member]
Loss Contingencies [Line Items]
Capital									$ 1,300,000	¥ 8.0
Ownership percentage	10.00%												10.00%
Capital contribution	$ 1,300,000	¥ 8.0